Provisions (Tables)	6 Months Ended
Jun. 30, 2023
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Details of Provisions

	December 31, 2022	Additions	Amounts used during the period	Reversals	OCI	June 30, 2023
	$ in thousands
Pension	2,390	163	—	—	88	2,641
Employee litigation and severance	234	50	—	—	4	288
Commercial litigation	243	491	—	—	7	741
Total	2,867	704	—	—	100	3,671
Non-current provisions	2,390	163	—	—	88	2,641
Current provisions	477	541	—	—	11	1,029